Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000017607 | U.S. Treasury Bill8629264
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017607 | Roche Holding AG8628190
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017607 | SAP SE8628283
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017607 | Alibaba Group Holding Ltd8628581
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Equinor ASA8628856
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | ING Groep NV8628822
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Sea Ltd8629253
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Daimler Truck Holding AG8628229
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Novartis AG8628188
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | GSK PLC8628486
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017607 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017607 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017607 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017607 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017607 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017607 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017607 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017607 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017607 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017607 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017607 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017607 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017606 | U.S. Treasury Bill8629264
Holdings [Line Items]
Percent of Total Investments	3.00%
C000017606 | Roche Holding AG8628190
Holdings [Line Items]
Percent of Total Investments	2.40%
C000017606 | SAP SE8628283
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017606 | Alibaba Group Holding Ltd8628581
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Equinor ASA8628856
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | ING Groep NV8628822
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Sea Ltd8629253
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Daimler Truck Holding AG8628229
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Novartis AG8628188
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | GSK PLC8628486
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017606 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017606 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017606 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017606 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017606 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017606 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017606 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017606 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017606 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017606 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000017606 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000017606 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000147407 | U.S. Treasury Bill8629264
Holdings [Line Items]
Percent of Total Investments	3.00%
C000147407 | Roche Holding AG8628190
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147407 | SAP SE8628283
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147407 | Alibaba Group Holding Ltd8628581
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Equinor ASA8628856
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | ING Groep NV8628822
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Sea Ltd8629253
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Daimler Truck Holding AG8628229
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Novartis AG8628188
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | GSK PLC8628486
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147407 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147407 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147407 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147407 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147407 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000147407 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000147407 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147407 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147407 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000147407 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000147407 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000147407 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000017609 | Taiwan Semiconductor Manufacturing Co Ltd8625747
Holdings [Line Items]
Percent of Total Investments	6.30%
C000017609 | Alibaba Group Holding Ltd8625202
Holdings [Line Items]
Percent of Total Investments	3.80%
C000017609 | Tencent Holdings Ltd8625294
Holdings [Line Items]
Percent of Total Investments	2.90%
C000017609 | Samsung Electronics Co Ltd8625522
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017609 | Naspers Ltd8625838
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017609 | Meituan8625269
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017609 | HDFC Bank Ltd8625776
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017609 | Emaar Properties PJSC8625034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017609 | Kia Corp8625497
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017609 | Itau Unibanco Holding SA8625787
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017609 | China
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000017609 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017609 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017609 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017609 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017609 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000017609 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017609 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017609 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000017609 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000017609 | India
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000017609 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000147409 | Taiwan Semiconductor Manufacturing Co Ltd8625747
Holdings [Line Items]
Percent of Total Investments	6.30%
C000147409 | Alibaba Group Holding Ltd8625202
Holdings [Line Items]
Percent of Total Investments	3.80%
C000147409 | Tencent Holdings Ltd8625294
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147409 | Samsung Electronics Co Ltd8625522
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147409 | Naspers Ltd8625838
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147409 | Meituan8625269
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147409 | HDFC Bank Ltd8625776
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147409 | Emaar Properties PJSC8625034
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147409 | Kia Corp8625497
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147409 | Itau Unibanco Holding SA8625787
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147409 | China
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000147409 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147409 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000147409 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147409 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147409 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147409 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147409 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000147409 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147409 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147409 | India
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147409 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017608 | U.S. Treasury Bill8628109
Holdings [Line Items]
Percent of Total Investments	2.10%
C000017608 | Bank of China8628730
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017608 | Japan Government Thirty Year Bond8628049
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017608 | Kingdom of Belgium Government Bond8628130
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | Colombian TES8628371
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | China Government Bond8628177
Holdings [Line Items]
Percent of Total Investments	1.40%
C000017608 | Industrial & Commercial Bank of China8628739
Holdings [Line Items]
Percent of Total Investments	1.30%
C000017608 | European Union Bill8628728
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017608 | Italy Buoni Poliennali Del Tesoro8628273
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017608 | Japan Treasury Discount Bill8628073
Holdings [Line Items]
Percent of Total Investments	1.20%
C000017608 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000017608 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017608 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017608 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017608 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000017608 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017608 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000017608 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000017608 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017608 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017608 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017608 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000147408 | U.S. Treasury Bill8628109
Holdings [Line Items]
Percent of Total Investments	2.10%
C000147408 | Bank of China8628730
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147408 | Japan Government Thirty Year Bond8628049
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147408 | Kingdom of Belgium Government Bond8628130
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | Colombian TES8628371
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | China Government Bond8628177
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147408 | Industrial & Commercial Bank of China8628739
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147408 | European Union Bill8628728
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147408 | Italy Buoni Poliennali Del Tesoro8628273
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147408 | Japan Treasury Discount Bill8628073
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147408 | China
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000147408 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000147408 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000147408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000147408 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000147408 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147408 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147408 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017610 | Indonesia Treasury Bond8629422
Holdings [Line Items]
Percent of Total Investments	1.00%
C000017610 | Mexican Bonos8629609
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017610 | Republic of South Africa Government Bond8629389
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017610 | Malaysia Government Bond8629465
Holdings [Line Items]
Percent of Total Investments	0.90%
C000017610 | Peru Government Bond8629610
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Petroleos Mexicanos8629281
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Mexican Bonos8629400
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of South Africa Government Bond8629606
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Republic of South Africa Government Bond8629391
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Petroleos Mexicanos8629284
Holdings [Line Items]
Percent of Total Investments	0.80%
C000017610 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000017610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000017610 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017610 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017610 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017610 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017610 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017610 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147410 | Indonesia Treasury Bond8629422
Holdings [Line Items]
Percent of Total Investments	1.00%
C000147410 | Mexican Bonos8629609
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147410 | Republic of South Africa Government Bond8629389
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147410 | Malaysia Government Bond8629465
Holdings [Line Items]
Percent of Total Investments	0.90%
C000147410 | Peru Government Bond8629610
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Petroleos Mexicanos8629281
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Mexican Bonos8629400
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of South Africa Government Bond8629606
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Republic of South Africa Government Bond8629391
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Petroleos Mexicanos8629284
Holdings [Line Items]
Percent of Total Investments	0.80%
C000147410 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000147410 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000147410 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000147410 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000147410 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000147410 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000147410 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147410 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000147410 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147410 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147410 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147410 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.70%